PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table]
Provision for income taxes consists of the following for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Provision (benefit) for income taxes
Current tax expense
U.S. Federal	$50,567	$53,403
U.S. State and local	(1,799)	(737)
Foreign	—	—
Total current tax expense	$48,768	$52,666

Deferred tax expense
U.S. Federal	$(1,922)	$(1,391)
U.S. State and local	(2,224)	(1,402)
Foreign	—	—
Total deferred tax expense	$(4,146)	$(2,793)

Total income tax expense
U.S. Federal	$48,645	$52,012
U.S. State and local	(4,023)	(2,139)
Foreign	—	—
Total income tax expense	$44,622	$49,873

Schedule of Components of Deferred Tax Assets and Liabilities
As of December 31, 2025 and 2024, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	December 31, 2025	December 31, 2024
Deferred tax assets
Share-based compensation	$3,028	$4,040
Net operating losses	36,116	35,785
Inventory	103	99
Lease liabilities	37,306	38,915
Tax receivable agreement	13,629	16,407
Other	6,820	1,770
Total deferred tax assets	$97,002	$97,016

Deferred tax liabilities
ROU assets	$(10,707)	$(12,781)
Property, plant and equipment	(9,938)	(8,700)
Intangible assets	(56,294)	(62,692)
Total deferred tax liabilities	$(76,939)	$(84,173)

Valuation allowance	$(40,181)	$(38,666)
Net deferred tax liabilities	$(20,118)	$(25,823)

Schedule of Effective Income Tax Rate Reconciliation
After the adoption of ASU 2023-09, the reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate for the year ended December 31, 2025 is as follows:

($ in thousands)	December 31, 2025
	Amount	Percent
U.S. federal statutory tax rate	$(20,038)	21.0%
State and local income taxes, net of federal income tax effects[1]	(5,670)	5.9%
Foreign Tax Effects
Canada
Effect of rates different than statutory	150	(0.2)%
Changes in valuation allowances	1,282	(1.3)%
FX rate changes	(561)	0.6%
Return to provision / prior period adjustments	(704)	0.7%
Other	83	(0.1)%
Changes in Valuation Allowances	3,745	(3.9)%
Nontaxable or Nondeductible Items
Goodwill impairment	15,815	(16.6)%
Share-based payment awards	—	—%
Pass through and non-controlling entities	(2,868)	3.0%
Penalties and interest	—	—%
Tax receivable agreement	—	—%
Debt modification	—	—%
Other nondeductible items	711	(0.7)%
Changes in Unrecognized Tax Benefits	47,262	(49.5)%
Other Adjustments
Prior year provision-to-return true-ups	4,450	(4.7)%
Accrued current tax penalties and interest	827	(0.9)%
Other	138	(0.1)%
Income tax expense	$44,622
Effective tax rate		(46.8%)
[1]State taxes in California made up the majority (greater than 50%) of the tax effect in this category for the year ended December 31, 2025.
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate prior to the adoption of ASU 2023-09 was as follows for the year ended December 31, 2024:

($ in thousands)	December 31, 2024
Expected income tax expense at statutory tax rate	$(2,356)
Tax rate differences	(81)
Pass through and non-controlling entities	(5,881)
State tax expense, net	(3,292)
Uncertain tax treatment (including penalties and interest)	57,934
Share-based compensation	790
Tax penalties and interest	(230)
Change in valuation allowance	(2,802)
Change in state tax rates	(3,748)
Change in state filing methods	(2,409)
Canadian reorganization basis change	(5)
Tax receivable agreement	13,910
Adjustments to prior year provisions	(1,858)
Other	(99)
Income tax expense	$49,873

Effective tax rate	(469.8%)

Income Tax Paid By Individual Jurisdiction
After the adoption of ASU 2023-09, income taxes paid, net of refunds consists of the following the year ended December 31, 2025:

($ in thousands)	December 31, 2025
U.S. Federal	$8,982
U.S. State and local
Illinois	$(2,677)
Other	655
Total U.S. State and local	$(2,022)
Foreign:
Canada	$—
Total Foreign	$—
Total	$6,960

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of the Company’s unrecognized tax benefits is as follows:

($ in thousands)	2025	2024
Balance at January 1	$200,499	$18,800
Reductions based on lapse of statute of limitations	(5,181)	—
Additions based on tax positions related to the current year	46,803	137,721
Additions based on tax positions related to prior years	362	43,978
Reductions based on tax positions related to the current year	(1,814)	—
Reductions based on tax positions related to prior years	(1,738)	—
Balance at December 31	$238,931	$200,499

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of the Company’s Uncertain tax position liability is as follows:

($ in thousands)	2025	2024
Balance at January 1	$122,468	$20,212
Reductions based on lapse of statute of limitations	(6,607)	—
Additions based on tax positions related to the current year	46,803	53,225
Additions based on tax positions related to prior years	362	44,322
Reductions based on tax positions related to prior years	(1,861)	—
Interest and Penalties recorded in income tax expense, net of reversals	10,309	4,709
Balance at December 31	$171,474	$122,468

Schedule of Income before Income Tax, Domestic and Foreign
Loss before income taxes after the adoption of ASU 2023-09 consists of the following for the year ended December 31, 2025:

($ in thousands)	December 31, 2025
Loss before income taxes
U.S.	$(94,232)
Foreign	(1,190)
Total	$(95,422)